Personnel expenses	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Personnel expenses	Personnel expenses

	12/31/2025	12/31/2024	12/31/2023
Salaries	(532,981)	(461,421)	(415,817)
Benefits	(381,674)	(325,601)	(251,583)
Social security charges	(166,980)	(141,958)	(115,263)
Others	(8,698)	(8,781)	(8,076)
Total	(1,090,333)	(937,761)	(790,739)